INTEREST AND OTHER FINANCE COSTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Interest And Other Financing Costs [Abstract]
Interest	$ 572.7	$ 532.7
Termination of hedged arrangements	17.2	8.7
Amortization of deferred financing costs	22.7	18.6
Accretion of landfill closure and post-closure obligations	41.5	34.4
Other finance costs	20.8	32.8
Interest and other finance costs	$ 674.9	$ 627.2